Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Contingent Liabilities and Commitments [Abstract]
Schedule of outstanding letters of credit [text block]
As at December 31, 2017, the Company had the following outstanding letters of credit for the purpose of purchasing machinery and equipment and materials:

Currency	December 31, 2017
(in thousands)
USD	15,029
JPY	2,761,778